Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Inventories Abstract
Crude oil	$ 3,738	$ 3,048
Oil products	3,278	2,495
Intermediate products	587	532
Natural gas and Liquefied Natural Gas (LNG)	135	349
Biofuels	14	19
Fertilizers	4	8
Total products	7,756	6,451
Materials, supplies and others	1,023	804
Total	$ 8,779	$ 7,255